Supplement dated May 1, 2019

to the Prospectus dated May 1, 2002 for

Elements Classic NY

to the Prospectus dated May 1, 2011 for

ProtectiveAccess XL NY

to the Prospectus dated October 10, 2011 for

Protective Rewards II NY

to the Prospectus dated October 10, 2011 for

Protective Rewards Elite NY

to the Prospectus dated May 1, 2002 for

Protective Variable Annuity NY

and to the Prospectus dated May 1, 2015 for

Protective Variable Annuity NY B Series, C Series, L Series

Issued by

Protective Life and Annuity Insurance Company

Variable Annuity Account A of Protective Life

On January 11, 2019, the Board of Trustees of Oppenheimer Variable Account Funds approved an Agreement and Plan of Reorganization (“Reorganization”) to reorganize the Oppenheimer family of funds (“Merging Funds”) into corresponding, newly formed funds in the Invesco family of funds (“Acquiring Funds”), as listed below. After the Reorganization, Invesco Advisers, Inc. will serve as the investment adviser for the Acquiring Funds. On April 12, 2019, shareholders of record of each Merging Fund approved the Reorganization. The Reorganization will be effective on or about May 24, 2019 (“Merger Date”).

Each Acquiring Fund will have similar investment objectives and comparable fees and expenses as the corresponding Merging Fund.

Merging Funds	Acquiring Funds
Oppenheimer Capital Appreciation Fund/VA	Invesco Oppenheimer V.I. Capital Appreciation Fund (Series I)
Oppenheimer Capital Appreciation Fund/VA SC	Invesco Oppenheimer V.I. Capital Appreciation Fund (Series II)
Oppenheimer Discovery Mid Cap Growth Fund/VA	Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund (Series I)
Oppenheimer Discovery Mid Cap Growth Fund/VA SC	Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund (Series II)
Oppenheimer Global Fund/VA	Invesco Oppenheimer V.I. Global Fund (Series I)
Oppenheimer Global Fund/VA SC	Invesco Oppenheimer V.I. Global Fund (Series II)
Oppenheimer Global Strategic Income Fund/VA	Invesco Oppenheimer V.I. Global Strategic Income Fund (Series I)
Oppenheimer Global Strategic Income Fund/VA SC	Invesco Oppenheimer V.I. Global Strategic Income Fund (Series II)
Oppenheimer Government Money Fund/VA	Invesco Oppenheimer V.I. Government Money Fund
Oppenheimer Main Street Fund/VA	Invesco Oppenheimer V.I. Main Street Fund (Series I)
Oppenheimer Main Street Fund/VA SC	Invesco Oppenheimer V.I. Main Street Fund (Series II)

Prior to the Merger Date, you may transfer any Contract Value that is invested in the Sub-Accounts that invest in the Merging Funds (“Merging Fund Sub-Accounts”) to other investment options currently available under your Contract. If you have previously given us instructions to automatically allocate future Purchase Payments to the Merging Fund Sub-Accounts, you should provide us new allocation instructions prior to the Merger Date. If we do not receive new allocation instructions, your current instructions will be updated to reflect the Sub-Accounts that invest in the Acquiring Funds (“Acquiring Fund Sub-Accounts”) after the Merger Date.

Effective after the close of business on or about May 24, 2019, the following changes will occur:

•                  Any Contract Value allocated to the Merging Fund Sub-Accounts will be automatically transferred into the corresponding Acquiring Fund Sub-Accounts;

•                  Transfers of Contract Value into the Merging Fund Sub-Accounts will no longer be accepted after the Merger Date; and

•                  Program enrollments (dollar cost averaging, Portfolio Rebalancing and automatic withdrawal plans) will continue uninterrupted and will be automatically updated to reflect the Acquiring Fund Sub-Accounts, unless you provide us with new allocation instructions prior to the Merger Date.

Upon completion of the Reorganization, all references to the Merging Funds in the prospectus are deleted and replaced with the Acquiring Funds. Following the Reorganization, the Acquiring Funds will be available as investment options under your Contract.

This Supplement Should Be Retained with Your Prospectus for Future Reference.